Other information - Non-cash (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid during the year for:
Interest	$ 18,526	$ 20,039
Cash received during the year for:
Interest	151	72
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	27,882	28,107
Decrease to property, plant and equipment upon investment contribution to affiliates and joint ventures	(980)	0
Increase in assets held for sale, offset by property, plant and equipment	7,127	4,230
Non-cash working capital exclusions:
Net decrease in accounts receivable relating to other adjustments to investments in affiliates and joint ventures	(911)	0
Net decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	294	428
Net decrease in other accrued liabilities	0	582
Net increase in accrued liabilities related to the current portion of deferred stock units liability	(1,727)	0
Net increase in accrued liabilities related to dividend payable	(137)	(530)
Net decrease in long-term portion of payroll liabilities	0	536
Non-cash working capital transactions related to the reorganization of investments in affiliates and joint ventures:
Decrease in accounts receivable	0	(10,260)
Decrease in contract assets	0	(1,832)
Decrease in inventory	0	(4,321)
(Decrease) increase in prepaid expenses	0	(341)
Decrease in contract costs	0	(349)
Decrease (increase) in accounts payable	0	3,859
Decrease (increase) in accrued liabilities	0	1,615
Decrease (increase) in contract liabilities	0	152
Operating activities:
Accounts receivable	29,462	5,393
Contract assets	12,159	(10,352)
Inventories	2,475	(12,579)
Contract costs	(953)	943
Prepaid expenses and deposits	(593)	(663)
Accounts payable	(46,832)	28,600
Accrued liabilities	(19)	1,034
Contract liabilities	1,489	(3,857)
Net changes in non-cash working capital	$ (2,812)	$ 8,519